Note 3: Other Current Assets	6 Months Ended
Nov. 30, 2013
Notes
Note 3: Other Current Assets

NOTE 3: OTHER CURRENT ASSETS

The Other Current Assets account consists of inventory and prepaid expenses. On August 31, 2012, the Company entered into consulting contract is with Prodigy Asset Management, Inc. (PAM) is for $1,000,000 for a 24 month period effective August 31, 2012. As one of the considerations for the services to be provided by PAM, the Company paid PAM 20 Million shares of the Company on execution of the agreement. The Company charged $1,000,000 as a prepaid financial services expense and is amortizing the prepaid expense over 24 months. On October 31, 2013 the Company and PAM mutually agreed to terminate the August 31, 2012 Financing Facilities Consulting Agreement and cancelled the 20 million shares issued to PAM and unwound the associated costs including $500,000 included as Other Current Assets.

The Schedule of Other Current Assets are as follows:

Schedule of Other Current Assets

Other Current Assets	November 30, 2013	May 31, 2013
Other Current Assets, Beginning Balance	$981,000	$833,274
Prepaid Legal	$(4,018)	$(3,274)
Prepaid Financial Services	$(973,500)	$1,336,000
Less: Amortization	0	(1,185,000)
Other Current Assets, Balance end of period	$3,482	$981,000